Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets	£ 0.0	£ 0.0
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Change in fair value due to changes in timelines or probability	0.4
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets	£ 0.0	£ 0.0